Collateralized Transactions (Fair Value Of Securities Received As Collateral Available To Sell Or Repledge) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Collateralized Transactions [Abstract]
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	¥ 32,075	¥ 28,262
The portion of the above that has been sold (reported within Trading liabilities on the consolidated balance sheets) or repledged	¥ 23,957	¥ 22,576